SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
2022	$ 128,523	$ 152,317
2023	40,738	124,565
2024	4,691	37,060
2025	1,169	1,736
Total future minimum lease payments	249,576	315,678
Discount	(32,629)	(38,937)
Total	216,947	276,741	$ 137,160
Current portion of operating lease liabilities	(127,287)	(125,864)	(62,935)
Long-term portion of operating lease liabilities	89,660	$ 150,877	$ 74,225
Remainder of 2021	$ 74,455